Equity - Issued Capital	6 Months Ended
Jun. 30, 2025
Equity - Issued Capital [Abstract]
Equity - issued capital

Note 7. Equity - issued capital

Consolidated
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	Shares	Shares	$	$
	Unaudited		Unaudited

Ordinary shares - fully paid	2,072,377,143	2,059,298,968	34,993,134	34,837,206

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	December 31, 2024	2,059,298,968		34,837,206
Issue of ATM sale transactions shares, net of sales agent fees (*)	February 2025	2,078,175	$0.01	21,607
Issue of shares under service agreement (**)	February 4, 2025	11,000,000	$0.01	100,000
Capital raising costs		-		(61,787)
Expiry of options		-		96,108

Balance	June 30, 2025	2,072,377,143		34,993,134

(*)

On February 3, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent ADSs having an aggregate offering price of up to $10 million.

As of June 30, 2025, the Company sold 7,557 ADSs under the Sales Agreement, at an average sales price of $2.95, for gross proceeds of $22,275, net of sales cash commission of $668.

(**)	On November 1, 2022, the Company entered investor relations service agreement (“IR Agreement”) pursuant to which part of the compensation was to be paid as equity. On February 4, 2025 (the “Approval Date”), in connection with the IR Agreement’s compensation terms, the board of directors of the Company approved the issuance of 11,000,000 ordinary shares, representing 40,000 ADSs, representing a total value of $100,000 based on the closing share price of the Company’s ADSs on the Approval Date of $2.50 per ADS.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Employee Incentive Options and Restricted Share Units (“RSUs”)

On February 15, 2025, the board of directors of the Company approved grant of 72,250,000 unlisted options and 35,750,000 RSUs to employees, directors and consultants of the Company.

The options have an exercise price of $0.005 and expire on February 15, 2030.

34,000,000 options vests over a period of 3 years from vesting start dates. 38,250,000 options vests over a period of 4 years from vesting start dates.

The fair value of the options was $0.0085. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $0.010; exercise price – $0.005; expected life - 5 years; annualized volatility – 117.4%; dividend yield - 0%; risk free rate – 3.97%.

For the period ended June 30, 2025, the Company recognized share based payments related with February 15, 2025, options grant in total of $104,144.

The RSUs have no exercise price and no expiry date. The RSUs vests over a period of 3 years from date of grant.

For the period ended June 30, 2025, the Company recognized share based payments related with February 15, 2025, RSUs grant in total of $60,064.

On June 26, 2025, the board of directors of the Company approved grant of 248,684,700 RSUs to directors of the Company. The RSUs have no exercise price and no expiry date.

124,342,350 RSUs vests on July 20, 2025. 124,342,350 vests over multiple vesting events till December 31, 2025.

For the period ended June 30, 2025, the Company recognized share based payments related with June 26, 2025, RSUs grant in total of $ 245,298.